Share-based Compensation - RSU activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Beginning Balance (in shares)	43,077,190	61,754,512	30,993,124
Beginning Balance (in USD per share)	$ 15.37	$ 16.34	$ 17.2
Granted (in shares)	12,764,940	6,542,020	46,992,750
Granted (in USD per share)	$ 9.27	$ 10.33	$ 15.53
Vested (in shares)	(13,255,380)	(13,934,292)	(12,646,762)
Vested (in USD per share)	$ 15.54	$ 16.08	$ 15.56
Forfeited (in shares)	(4,843,730)	(11,285,050)	(3,584,600)
Forfeited (in USD per share)	$ 14.77	$ 16.31	$ 15.79
Ending Balance (in shares)	37,743,020	43,077,190	61,754,512	30,993,124
Ending Balance (in USD per share)	$ 13.33	$ 15.37	$ 16.34	$ 17.2
Weighted Average Grant Date Fair Value
Beginning Balance (in shares)	43,077,190	61,754,512	30,993,124
Beginning Balance (in USD per share)	$ 15.37	$ 16.34	$ 17.2
Granted (in shares)	12,764,940	6,542,020	46,992,750
Granted (in USD per share)	$ 9.27	$ 10.33	$ 15.53
Vested (in shares)	(13,255,380)	(13,934,292)	(12,646,762)
Vested (in USD per share)	$ 15.54	$ 16.08	$ 15.56
Forfeited (in shares)	(4,843,730)	(11,285,050)	(3,584,600)
Forfeited (in USD per share)	$ 14.77	$ 16.31	$ 15.79
Ending Balance (in shares)	37,743,020	43,077,190	61,754,512	30,993,124
Ending Balance (in USD per share)	$ 13.33	$ 15.37	$ 16.34	$ 17.2
Weighted Average Remaining Contractual Life	8 years 3 months	8 years 4 months 20 days	9 years 1 month 20 days	9 years 2 months 15 days